INCOME TAXES (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Doubtful accounts	$ 1,791	$ 1,829
Inventory related items	34,968	26,549
Tax credits	3,883	3,275
Accrued vacation	2,492	2,335
Accrued bonus	1,266	4,111
Deferred Tax Asset, Operating Loss Carryforward, Current	4,550	0
Other	1,960	4,095
Total current deferred tax assets	50,910	42,194
Less valuation allowance	(2,232)	(2,922)
Current deferred tax assets after valuation allowance	48,678	39,272
Current liabilities:
Other	(646)	(314)
Total current deferred tax liabilities	(646)	(314)
Net current deferred tax assets	48,032	38,958
Non-current assets:
Benefit and compensation	0	(500)
Stock compensation	14,879	12,730
Deferred revenue	186	162
Net operating loss carryforwards	26,612	36,037
Federal & state tax credits	19,045	19,851
Other	897
Total non-current deferred tax assets	61,619	68,280
Less valuation allowance	(6,828)	(11,321)
Non-current deferred tax assets after valuation allowance	54,791	56,959
Non-current liabilities:
Intangible & fixed assets	(41,563)	(46,650)
Other	105	359
Total non-current deferred tax liabilities	(41,458)	(46,291)
Net non-current deferred tax assets	13,333	10,668
Total net deferred tax assets	$ 61,365	$ 49,626